Voya Strategic Allocation Conservative Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 7.9%
1,666	iShares Core S&P 500 ETF	$717,746	1.0
13,156	iShares Core S&P Small-Cap ETF	1,436,504	1.9
23,811	Schwab U.S. TIPS ETF	1,490,092	2.0
16,328	Vanguard Value ETF	2,210,321	3.0

	Total Exchange-Traded Funds
	(Cost $4,432,275)	5,854,663	7.9

MUTUAL FUNDS: 92.1%
	Affiliated Investment Companies: 92.1%
309,976	Voya Global Bond Fund - Class R6	2,910,677	3.9
1,216,402	Voya High Yield Bond Fund - Class R6	9,828,528	13.2
1,728,753	Voya Intermediate Bond Fund - Class R6	17,858,015	24.0
56,022	Voya Large-Cap Growth Fund - Class R6	3,531,617	4.7
363,638	Voya Limited Maturity Bond Portfolio - Class I	3,690,923	4.9
82,939	Voya MidCap Opportunities Portfolio - Class R6	1,504,505	2.0
91,963	Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,332,546	1.8
103,355	Voya Multi-Manager International Equity Fund - Class I	1,428,361	1.9
266,081	Voya Multi-Manager International Factors Fund - Class I	2,924,234	3.9
127,481	Voya Multi-Manager Mid Cap Value Fund - Class I	1,458,382	2.0
480,073	Voya U.S. Bond Index Portfolio - Class I	5,189,590	7.0
183,138	Voya U.S. High Dividend Low Volatility Fund - Class R6	2,633,526	3.5
645,541	Voya U.S. Stock Index Portfolio - Class I	12,852,722	17.3
12,925	VY® T. Rowe Price Growth Equity Portfolio - Class I	1,468,656	2.0

	Total Mutual Funds
	(Cost $61,078,788)	68,612,282	92.1

Total Investments in Securities (Cost $65,511,063)	$74,466,945	100.0
Liabilities in Excess of Other Assets	(17,898)	–
Net Assets	$74,449,047	100.0

Voya Strategic Allocation Conservative Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$5,854,663	$–	$–	$5,854,663
Mutual Funds	68,612,282	–	–	68,612,282
Total Investments, at fair value	$74,466,945	$–	$–	$74,466,945

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2021, where the following issuers were considered an affiliate:

	Beginning Fair Value			Change in Unrealized	Ending Fair Value at		Realized	Net Capital Gain
Issuer	at 12/31/20	Purchases at Cost	Sales at Cost	Appreciation/(Depreciation)	09/30/21	Investment Income	Gains/(Losses)	Distributions
Voya Global Bond Fund - Class R6	$2,806,257	$491,443	$(264,584)	$(122,439)	$2,910,677	$8,754	$(4,280)	$-
Voya High Yield Bond Fund - Class R6	9,110,921	1,550,183	(868,635)	36,059	9,828,528	358,447	(811)	-
Voya Intermediate Bond Fund - Class R6	13,919,606	5,972,981	(1,677,058)	(357,514)	17,858,015	320,208	(40,823)	-
Voya Large-Cap Growth Fund - Class R6	3,609,572	1,310,255	(1,752,250)	364,040	3,531,617	-	160,608	-
Voya Limited Maturity Bond Portfolio - Class I	3,460,453	584,430	(326,687)	(27,273)	3,690,923	49,797	(1,309)	-
Voya MidCap Opportunities Portfolio - Class R6	734,510	994,756	(126,932)	(97,829)	1,504,505	-	13,931	189,809
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,184,565	1,612,172	(2,367,582)	(96,609)	1,332,546	-	130,765	-
Voya Multi-Manager International Equity Fund - Class I	1,439,808	133,725	(205,281)	60,109	1,428,361	-	4,309	-
Voya Multi-Manager International Factors Fund - Class I	2,869,187	258,317	(396,846)	193,576	2,924,234	-	11,907	-
Voya Multi-Manager Mid Cap Value Fund - Class I	719,850	782,699	(161,710)	117,543	1,458,382	-	3,384	-
Voya U.S. Bond Index Portfolio - Class I	6,237,158	1,007,734	(1,828,471)	(226,831)	5,189,590	99,165	(53,765)	59,702
Voya U.S. High Dividend Low Volatility Fund - Class R6	3,911,555	537,003	(1,981,818)	166,786	2,633,526	41,082	335,333	-
Voya U.S. Stock Index Portfolio - Class I	9,949,752	5,824,041	(3,256,575)	335,504	12,852,722	-	259,594	984,188
VY® T. Rowe Price Growth Equity Portfolio - Class I	-	1,656,307	(34,724)	(152,927)	1,468,656	-	(2,173)	114,240
	$60,953,194	$22,716,046	$(15,249,153)	$192,195	$68,612,282	$877,453	$816,670	$1,347,939

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $67,155,330.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$7,475,589
Gross Unrealized Depreciation	(163,974)
Net Unrealized Appreciation	$7,311,615